Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flow Changes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows at beginning of year	$ 1,430	$ 411
Oil and gas sales during period net of production costs and royalties	(564)	(294)
Changes due to prices	1,296	975
Actual development costs during the period	314	141
Changes in forecast development costs	(81)	(412)
Changes resulting from extensions, infills and improved recovery	601	40
Changes resulting from discoveries	0	0
Changes resulting from acquisitions of reserves	0	70
Changes resulting from dispositions of reserves	0	0
Accretion of discount	122	41
Net change in income tax	(200)	7
Changes resulting from other changes and technical reserves revisions plus effects on timing	(185)	451
All other changes	20	0
Standardized measure of discounted future net cash flows at end of year	$ 2,754	$ 1,430